Document And Entity Information	7 Months Ended
Dec. 31, 2020
Document And Entity Information
Entity Registrant Name	Falcon Capital Acquisition Corp.
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Central Index Key	0001816233
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE